Investment Securities - Gross Unrealized Losses and Fair Value of Company's Investment Securities (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	$ 8,061
Unrealized Losses Less Than 12 Months	(84)
Fair Value 12 Months or Greater	30,219
Unrealized Losses 12 Months or Greater	(1,053)
Fair Value Total	38,280
Unrealized Losses Total	(1,137)
Fair Value Less Than 12 Months	9,012
Unrealized Losses Less Than 12 Months	(105)
Fair Value 12 Months or Greater	42,885
Unrealized Losses 12 Months or Greater	(1,335)
Fair Value Total	51,897
Unrealized Losses Total	(1,440)
U.S. Treasury and Agencies [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	182
Unrealized Losses Less Than 12 Months	(1)
Fair Value 12 Months or Greater	4,639
Unrealized Losses 12 Months or Greater	(142)
Fair Value Total	4,821
Unrealized Losses Total	(143)
Fair Value Less Than 12 Months	118
Fair Value 12 Months or Greater	17,828
Unrealized Losses 12 Months or Greater	(358)
Fair Value Total	17,946
Unrealized Losses Total	(358)
Residential Mortgage-Backed Securities [Member] | Agency [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	7,878
Unrealized Losses Less Than 12 Months	(83)
Fair Value 12 Months or Greater	25,570
Unrealized Losses 12 Months or Greater	(911)
Fair Value Total	33,448
Unrealized Losses Total	(994)
Fair Value Less Than 12 Months	6,269
Unrealized Losses Less Than 12 Months	(45)
Fair Value 12 Months or Greater	23,694
Unrealized Losses 12 Months or Greater	(865)
Fair Value Total	29,963
Unrealized Losses Total	(910)
Commercial [Member] | Agency [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	2
Fair Value Total	2
Obligations of State and Political Subdivisions [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	2,623
Unrealized Losses Less Than 12 Months	(60)
Fair Value 12 Months or Greater	1,363
Unrealized Losses 12 Months or Greater	(112)
Fair Value Total	3,986
Unrealized Losses Total	(172)
Asset-Backed Securities [Member] | Other Asset-Backed Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	2
Fair Value Total	2
Obligations of Foreign Governments [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	1
Fair Value Total	1
Other [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	8
Fair Value Total	$ 8